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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended September 30, 2011

Check here if Amendment [_]; Amendment Number:
   This Amendment (Check only one.): [_] is a restatement.
                                     [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    BHR Capital LLC
Address: 545 Madison Avenue,
         10th Floor, New York, NY, 10022

Form 13F File Number: 28-14334

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael N. Thompson
Title:   Managing Partner
Phone:   (212) 378-0830

Signature, Place, and Date of Signing:

/s/ Michael N. Thompson         New York, NY                11/14/11
         (Name)                (City, State)                 (Date)

Report Type (Check only one.):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

                                REPORT SUMMARY

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  22 items

Form 13F Information Table Value Total:  $530,231 (thousands)

List of Other Included Managers:   Not Applicable

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                          FORM 13F INFORMATION TABLE

Column 1              Column 2      Column 3   Column 4   Column 5                     Column 6    Column 7  Column 8
                                                                                                              Voting
                                                  FMV       Total                      Investment   Other    Authority
Name of Issuer     Title of Class     CUSIP    (x$1000)    Shares    SH/PRN  PUT/CALL  Discretion  Manager     Sole
--------------     ---------------- ---------- ---------- ---------- ------  --------  ----------  --------  ---------
ALBEMARLE CORP           COM        012653101  13,020.48    322,289   SH                 Sole                  322,289
BLUEGREEN CORP           COM        096231105   3,083.36  1,468,265   SH                 Sole                1,468,265
COMMUNITY
HEALTH SYS INC
NEW                      COM        203668108  25,276.16  1,519,000   SH                 Sole                1,519,000
CAPITALSOURCE
INC                NOTE 7.250% 7/1  14055XAG7   1,016.25  1,000,000   PRN                Sole                1,000,000
CUMULUS MEDIA
INC                     CL A        231082108  12,528.25  3,589,756   SH                 Sole                3,589,756
CENTRAL PAC FINL
CORP                   COM NEW      154760409  14,448.00  1,400,000   SH                 Sole                1,400,000
EARTHLINK INC            COM        270321102   5,690.44    871,431   SH                 Sole                  871,431
EXXON MOBIL
CORP                     COM        30231G102  18,157.50    250,000   SH                 Sole                  250,000
FREEPORT-
MCMORAN
COPPER & GO              COM        35671D857  21,315.00    700,000   SH                 Sole                  700,000
KKR FINANCIAL
HLDGS LLC                COM        48248A306  29,559.45  3,978,391   SH                 Sole                3,978,391
LYONDELLBASELL
INDUSTRIES N          SHS - A -     N53745100  44,127.86  1,806,298   SH                 Sole                1,806,298
MPG OFFICE TR INC        COM        553274101   4,982.28  2,361,271   SH                 Sole                2,361,271
OVERSEAS
SHIPHOLDING
GROUP I                  COM        690368105  11,169.34    812,907   SH                 Sole                  812,907
ROCK-TENN CO            CL A        772739207  12,617.86    259,200   SH                 Sole                  259,200
ROWAN COS INC            COM        779382100  26,088.81    864,154   SH                 Sole                  864,154

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
SIX FLAGS ENTMT
CORP NEW            COM     83001A102  161,819.80  5,837,655  SH        Sole    5,837,655
SEAGATE
TECHNOLOGY PLC      SHS     G7945M107   25,669.32  2,497,016  SH        Sole    2,497,016
SEAGATE
TECHNOLOGY PLC      SHS     G7945M107   17,990.00  1,750,000      CALL  Sole    1,750,000
SPDR S&P 500 ETF
TR                TR UNIT   78462F103   22,630.00    200,000      PUT   Sole      200,000
VISA INC          COM CL A  92826C839   25,937.67    302,586  SH        Sole      302,586
VISTEON CORP      COM NEW   92839U206    7,090.36    164,892  SH        Sole      164,892
WESTERN DIGITAL
CORP                COM     958102105   26,013.21  1,011,400  SH        Sole    1,011,400
                                          530,231